Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2014
Federal Home Loan Bank Advances [Abstract]
Federal Home Loan Bank Advances
Note 10.	Federal Home Loan Bank Advances

The Company’s Federal Home Loan Bank advances include instruments bearing fixed rates ranging from 2.94% to 4.95%. The weighted average rate of all long-term debt at December 31, 2014 and December 31, 2013 was 3.90%.  Collateral consists of eligible real estate, 1-4 family first and second lien and revolving residential real estate loans and certain investment securities.  The contractual maturities of long-term debt are as follows:

2015	$3,500,000
2016	1,000,000
2017	1,750,000
2018	-
2019	-
$6,250,000